U.S. Bancorp (Parent Company) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Available-for-sale	$ 51,937	$ 51,509
Other assets	28,788	25,545
Total assets	340,122	307,786
Liabilities and Shareholders' Equity
Short-term funds borrowed	30,468	32,557	31,312
Long-term debt	31,953	31,537
Other liabilities	11,845	9,118
Total U.S. Bancorp shareholders' equity	33,978	29,519
Total liabilities and equity	340,122	307,786
Parent Company [Member]
Assets
Due from banks, principally interest-bearing	4,728	6,722
Available-for-sale	1,166	1,454
Investments in bank subsidiaries	33,179	29,452
Investments in nonbank subsidiaries	1,321	1,239
Advances to bank subsidiaries	6,094	1,500
Advances to nonbank subsidiaries	1,190	1,171
Other assets	1,481	1,429
Total assets	49,159	42,967
Liabilities and Shareholders' Equity
Short-term funds borrowed	29	60
Long-term debt	14,593	13,037
Other liabilities	559	351
Total U.S. Bancorp shareholders' equity	33,978	29,519
Total liabilities and equity	$ 49,159	$ 42,967